WELLS FARGO FUNDS TRUST

WealthBuilder Growth Portfolio

WealthBuilder Growth Balanced Portfolio

WealthBuilder Growth and Income Portfolio

Supplement dated June 11, 2001

to the Prospectus dated October 1, 2000

and Supplemented November 29, 2000 and March 5, 2001

The section describing the "Organization and Management of the Portfolios" is supplemented as follows:

The Investment Advisor

Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Portfolios. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Portfolios’ advisor is responsible for developing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisor, who is responsible for the day-to-day portfolio management of the Portfolios. All references to Wells Fargo Bank as investment advisor in the Prospectus should be understood to be references to Funds Management.

The Sub-Advisor

Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-advisor for each of the Portfolios. In this capacity, it is responsible for the day-to-day investment management activities of the Portfolios. WCM provides advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of March 31, 2001, WCM provided advisory services for approximately $95.6 billion in assets. WCM is compensated for its services by Funds Management from the fees Funds Management receives for its services as advisor.

Fees from Underlying Funds

Funds Management, WCM and their affiliates may receive fees from the Underlying Funds for providing various services to the Underlying Funds. For example, Funds Management may receive advisory fees and WCM may receive sub-advisory fees from the Underlying Funds and Wells Fargo Bank may receive fees for providing custody and sub-transfer agent services to the Underlying Funds. These fees are separate from and in addition to fees received by Funds Management and its affiliates for providing services to the Portfolios. These fees may differ among the Underlying Funds.

The Administrator

Effective March 1, 2001, Funds Management assumed administration responsibilities for the Portfolios from Wells Fargo Bank. Funds Management provides the same services to the Portfolios, and is entitled to receive fees at the same annual rates, as were applicable under the administration agreement with Wells Fargo Bank. All references to Wells Fargo Bank as administrator in the Prospectus should be understood to be references to Funds Management.

Aggressive Balanced-Equity Fund

Growth Balanced Fund

Moderate Balanced Fund

All Classes of Shares

Supplement dated June 11, 2001

to the Prospectuses dated February 1, 2001

and Supplemented March 5, 2001

The section describing the "Organization and Management of the Funds" is supplemented as follows:

Investment Advisor

Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisor, who is responsible for the day-to-day portfolio management of the Funds. All references to Wells Fargo Bank as investment advisor in the prospectus should be understood to be references to Funds Management.

The Sub-Advisor

Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-advisor for each of the Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. WCM provides advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of March 31, 2001, WCM provided advisory services for approximately $95.6 billion in assets. WCM is compensated for its services by Funds Management from the fees Funds Management receives for its services as advisor.

The Administrator

Effective March 1, 2001, Funds Management assumed administration responsibilities for the Funds from Wells Fargo Bank. Funds Management provides the same services to the Funds, and is entitled to receive fees at the same annual rates, as were applicable under the administration agreement with Wells Fargo Bank. All references to Wells Fargo Bank as administrator in the prospectus should be understood to be references to Funds Management.